Subsequent Events (Details) (Declaration of Dividends [Member], USD $)	3 Months Ended
Mar. 31, 2014
Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.170000
Dividends Payable, Date of Record	Feb. 14, 2014
Dividends Payable, Date to be Paid	Feb. 28, 2014
Series J Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock dividends declared per share	$ 0.414063
Dividends Payable, Date of Record	Feb. 14, 2014
Dividends Payable, Date to be Paid	Feb. 28, 2014
Series K Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock dividends declared per share	$ 0.406250
Dividends Payable, Date of Record	Feb. 14, 2014
Dividends Payable, Date to be Paid	Feb. 28, 2014
Series L Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock dividends declared per share	$ 0.412500
Dividends Payable, Date of Record	Feb. 14, 2014
Dividends Payable, Date to be Paid	Feb. 28, 2014